Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Effective Income Tax Rate Reconciliation Abstract
Statutory federal income tax rate of 21% applied to earnings before income taxes and extraordinary items					$ (11,091)	$ (10,341)
State taxes - net of federal benefit					14	31
Meals and entertainment					10	14
Transactions expenses					0	41
Gift					4	4
Stock compensation (ISOs)					189	0
Changes in FV of derivative liability					(1,374)	(3,540)
Derecognition expense on conversion of convertible debt					5,257	1,199
Valuation allowance					7,223	12,329
Others					212	116
Foreign rate difference					(155)	139
Income Tax Expense (Benefit)	$ 586	$ 128	$ 1,214	$ 138	$ 289	$ (8)